Financial instruments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financial instruments
Interest rate yield curves used as a reference rate	OIS
Variable rate used as a reference rate	LIBOR
Loss from change in reference rate	146